Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed statement of operations
Net loss	$(398,274)
Accretion of temporary equity to redemption value	(1,403,473)
Net loss including accretion of temporary equity to redemption value	$(1,801,747)
Net loss	$(2,107,613)
Accretion of temporary equity to redemption value	(3,698,348)
Net loss including accretion of temporary equity to redemption value	$(5,805,961)
Net loss	$(245,301)
Accretion of temporary equity to redemption value	(602,401)
Net loss including accretion of temporary equity to redemption value	$(847,702)
Net loss	$(276,735)
Accretion of temporary equity to redemption value	(602,401)
Net loss including accretion of temporary equity to redemption value	$(879,136)

Net Loss	$(1,127,612)
Accretion of temporary equity to redemption value	(1,733,440)
Net loss including accretion of temporary equity to redemption value	$(2,861,052)

Schedule of basic and diluted net income (loss) per share
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,384,492)	$(417,255)
Accretion of temporary equity to redemption value	1,403,473	—
Allocation of net loss	$18,981	$(417,255)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.00)	$(0.24)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(4,461,394)	$(1,344,567)
Accretion of temporary equity to redemption value	3,698,348	—
Allocation of net loss	$(763,046)	$(1,344,567)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.13)	$(0.78)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(634,107)	$(213,595)
Accretion of temporary equity to redemption value	602,401	—
Allocation of net loss	$(31,706)	$(213,595)

Denominator:
Weighted-average shares outstanding	2,998,094	1,591,174
Basic and diluted net loss per share	$(0.01)	$(0.13)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(634,107)	$(245,029)
Accretion of temporary equity to redemption value	602,401	—
Allocation of net loss	$(31,706)	$(245,029)

Denominator:
Weighted-average shares outstanding	1,407,269	1,326,278
Basic and diluted net loss per share	$(0.02)	$(0.18)

	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,883,391)	$(977,661)
Accretion of temporary equity to redemption value	1,733,440	—
Allocation of net loss	$(149,951)	$(977,661)

Denominator:
Weighted-average shares outstanding	2,789,393	1,447,964
Basic and diluted net income (loss) per share	$(0.05)	$(0.68)

Schedule of exercise price could be less than the most recent fair value of the common shares
Nine Months Ended September 30, 2022
Convertible debt	110,000
Total	110,000
Three Months Ended September 30, 2022
Convertible debt	110,000
Total	110,000